Plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost:
Beginning balance	$ 1,769,807	$ 248,465
Additions	4,180,422	1,521,342
Disposals	0
Ending balance	5,950,228	1,769,807
Amortization:
Beginning balance	376,124	23,196
Charge for the year	250,338	352,928
Ending balance	626,462	376,124
Net book value:
Plant and equipment	5,323,766	1,393,683	$ 23,197
Furniture and equipment
Cost:
Beginning balance	290,843	44,209
Additions	203,644	246,634
Disposals	0
Ending balance	494,487	290,843
Amortization:
Beginning balance	188,606	7,112
Charge for the year	42,192	181,494
Ending balance	230,798	188,606
Net book value:
Plant and equipment	263,689	102,237
Computer hardware and software
Cost:
Beginning balance	73,654	18,897
Additions	59,749	54,757
Disposals	0
Ending balance	133,403	73,654
Amortization:
Beginning balance	27,147	2,514
Charge for the year	38,542	24,633
Ending balance	65,689	27,147
Net book value:
Plant and equipment	67,714	46,507
Vehicles
Cost:
Beginning balance	390,050	173,213
Additions	0	216,837
Disposals	(2,001)
Ending balance	388,049	390,050
Amortization:
Beginning balance	85,764	11,666
Charge for the year	129,487	74,098
Ending balance	215,251	85,764
Net book value:
Plant and equipment	172,798	304,286
Leasehold improvements
Cost:
Beginning balance	101,200	12,146
Additions	283,141	89,054
Disposals	0
Ending balance	384,341	101,200
Amortization:
Beginning balance	74,607	1,904
Charge for the year	40,117	72,703
Ending balance	114,724	74,607
Net book value:
Plant and equipment	269,617	26,593
Production tooling and molds
Cost:
Beginning balance	914,060	0
Additions	3,635,888	914,060
Disposals	0
Ending balance	4,549,948	914,060
Amortization:
Beginning balance	0	0
Charge for the year	0	0
Ending balance	0	0
Net book value:
Plant and equipment	$ 4,549,948	$ 914,060